Stock-Based Compensation - Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts recognized in the financial statements
Stock-based compensation programs expense	$ 324	$ 298	$ 276
Income tax benefits	(327)	(272)	(87)
Stock-based compensation expenses (benefits), net of tax	(3)	26	189
ASU 2016-09 Improvements to Employee Share-Based Payment Accounting
Amounts recognized in the financial statements
Income tax benefits	(228)	(184)
Cost of Sales
Amounts recognized in the financial statements
Stock-based compensation programs expense	49	47	46
Selling, general and administrative expenses
Amounts recognized in the financial statements
Stock-based compensation programs expense	229	206	185
Research, development and related expenses
Amounts recognized in the financial statements
Stock-based compensation programs expense	$ 46	$ 45	$ 45